Real Estate Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory [Line Items]
Impairment loss on real estate assets	$ 0	$ 0	$ 0	$ 128.3